Net deferred tax position (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Summary of Net Deferred Tax Position
An analysis of the net deferred tax position is set forth below:

(€ million)	2022		2021	2020	(d)
Deferred taxes on:
Consolidation adjustments (intragroup margin in inventory)	1,388		1,292	1,142
Provision for pensions and other employee benefits	850		1,117	1,156
Remeasurement of other acquired intangible assets	(3,269)	(a)	(3,079)	(3,083)
Recognition of acquired property, plant and equipment at fair value	(24)		(26)	(27)
Equity interests in subsidiaries and investments in other entities(b)	(617)		(590)	(522)
Tax losses available for carry-forward	1,506		1,516	1,327
Stock options and other share-based payments	92		88	89
Accrued expenses and provisions deductible at the time of payment(c)	1,859		1,585	1,399
Other	1,755		1,078	925
Net deferred tax asset/(liability)	3,540		2,981	2,406
(a) As of December 31, 2022, includes remeasurements of the acquired intangible assets of Bioverativ (€1,429 million), Principia (€625 million), Ablynx (€229 million), Genzyme (€150 million) and Amunix (€118 million).
(b) In some countries, Sanofi is liable for withholding taxes and other tax charges when dividends are distributed. Consequently, Sanofi recognizes a deferred tax liability on the reserves of French and foreign subsidiaries (approximately €59.1 billion) which it regards as likely to be distributed in the foreseeable future. In determining the amount of the deferred tax liability as of December 31, 2022, Sanofi took into account changes in the ownership structure of certain subsidiaries, and the effects of changes in the taxation of dividends in France, following the ruling of the Court of Justice of the European Union in the Steria case and the resulting amendments to the 2015 Finance Act.
(c) Includes deferred tax assets related to restructuring provisions, amounting to €256 million as of December 31, 2022, €307 million as of December 31, 2021, and €259 million as of December 31, 2020.
(d) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.

Summary of Tax Losses Available for Carry-forward
The table below shows when tax losses available for carry-forward are due to expire:

(€ million)	Tax losses available for carry-forward(a)
2023	—
2024	3
2025	21
2026	28
2027	102
2028 and later	8,349
Total as of December 31, 2022	8,503
Total as of December 31, 2021	7,644
Total as of December 31, 2020	6,515
(a) Excluding tax loss carry-forwards on asset disposals. Such carry-forwards amounted to €5 million as of December 31, 2022, €5 million as of December 31, 2021 and €6 million as of December 31, 2020.